INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUST
SUPPLEMENT DATED JULY 26, 2021 TO THE PROSPECTUSES DATED
DECEMBER 21, 2020, AS PREVIOUSLY SUPPLEMENTED, OF:
Invesco Investment Grade Defensive ETF (IIGD)
Invesco Investment Grade Value ETF (IIGV)
(each, a “Fund”)
Each Fund has changed its classification from “non-diversified” to “diversified” and therefore is now required to meet certain diversification requirements under the Investment Company Act of 1940. All references in each Fund’s Prospectus with regard to the Fund being “non-diversified” are hereby deleted in their entirety.
Please Retain This Supplement For Future Reference.
P-PS-SIFT-PRO-SUP-1 072621